Earnings per share (Computations of ordinary shares outstanding, excluding nonvested restricted stock) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Ordinary share issued (in shares)	151,847,345	167,847,345	187,847,345
Treasury shares (in shares)	(9,172,681)	(14,855,244)	(11,600,191)
Ordinary shares outstanding (in shares)	142,674,664	152,992,101	176,247,154
Unvested restricted stock (in shares)	(2,429,442)	(3,007,752)	(3,426,810)
Ordinary shares outstanding, excluding shares of unvested restricted stock (in shares)	140,245,222	149,984,349	172,820,344